Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	1 year 6 months
Weighted average discount rate	3.66%
Operating lease costs	$ 263,770	$ 3,739	$ 0
Operating lease liabilities	$ 223,073	$ 121,951	$ 0